Note 6 - Allowance for Loan Losses and Credit Quality Information - Classified and Unclassified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans receivable	$ 594,856	$ 594,798
Classified [Member]
Loans receivable	32,591	36,669
Classified [Member] | Special Mention [Member]
Loans receivable	17,240	20,015
Classified [Member] | Substandard [Member]
Loans receivable	15,164	16,361
Classified [Member] | Doubtful [Member]
Loans receivable	81	163
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	106	130
Unclassified [Member]
Loans receivable	562,265	558,129
Residential Portfolio Segment [Member]
Loans receivable	110,698	107,005
Residential Portfolio Segment [Member] | Classified [Member]
Loans receivable	1,961	2,275
Residential Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	150	77
Residential Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	1,771	2,154
Residential Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	40	44
Residential Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Residential Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	108,737	104,730
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	336,130	334,117
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	195,564	175,177
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	140,566	158,940
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Real Estate Loan [Member]
Loans receivable	10,369	8,835
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Loans receivable	9,997	13,392
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans receivable	5,564	5,022
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Real Estate Other [Member]
Loans receivable	4,879	9,135
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans receivable	4,805	3,813
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Real Estate Other [Member]
Loans receivable	5,118	4,257
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Real Estate Loan [Member]
Loans receivable	185,195	166,342
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Loans receivable	130,569	145,548
Consumer Portfolio Segment [Member]
Loans receivable	72,532	73,767
Consumer Portfolio Segment [Member] | Classified [Member]
Loans receivable	856	880
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	709	631
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	41	119
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	106	130
Consumer Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	71,676	72,887
Commercial Portfolio Segment [Member]
Loans receivable	75,496	79,909
Commercial Portfolio Segment [Member] | Classified [Member]
Loans receivable	9,408	11,287
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	6,647	5,781
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	2,761	5,506
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	$ 66,088	$ 68,622